SHORT-TERM LOANS	9 Months Ended
Sep. 30, 2025
SHORT-TERM LOANS
SHORT-TERM LOANS

(9)SHORT-TERM LOANS

Loan Facility

In May 2022, Huanqiuyimeng entered into a two-year Commercial Loan Facility (the “Facility”) with China Minsheng Bank Beijing Branch to borrow up to RMB 20,000,000 at an interest rate, which is subject to potential adjustment based on premium interest rate stipulated by the People’s Bank of China at the time upon drawing of credit lines to support the working capital need of Huanqiuyimeng. The Facility is pledged by the real estate property owned by ATA Education under a two-year pledge agreement among ATA Education, Huanqiuyimeng and China Minsheng Bank Beijing Branch. The Group did not withdraw any line of credit from this loan facility throughout the two-year time.

In November 2024, Beijing Miusi entered into a one-year Commercial Loan Facility (the “2024 Facility”) with Shanghai Pudong Development Bank Co., Ltd. Beijing Branch to borrow up to RMB 17,000,000 at an interest rate, which is subject to potential adjustment based on premium interest rate stipulated by the People’s Bank of China at the time upon drawing of credit lines to support the working capital need of the Group. The 2024 Facility is pledged by the real estate property owned by ATA Education under a three-year pledge agreement among ATA Education, Beijing Miusi and Shanghai Pudong Development Bank Co., Ltd. Beijing Branch. For the year ended December 31, 2024, the Group has not withdrawn any line of credit from this loan facility.